UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Balter Long/Short Equity Fund
January 31, 2015

Item 1. Schedule of Investments.

Balter Long/Short Equity Fund

SCHEDULE OF INVESTMENTS
AT JANUARY 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 66.6%
Automobiles & Components: 0.5%
27,730	Motorcar Parts of America, Inc. * ^	$724,308

Commercial & Professional Services: 1.1%
32,062	Franklin Covey Co. * ^	579,360
15,986	Korn/Ferry International * ^	455,601
9,639	Waste Connections, Inc. ^	416,598
		1,451,559
Communication Equipment: 1.1%
494,980	COM DEV International Ltd. * ^	1,503,599

Consumer Durables & Apparel: 0.5%
21,706	Unifi, Inc. * ^	699,584

Consumer Services: 1.0%
60,114	Good Times Restaurants, Inc. * ^	446,046
13,800	Unibet Group PLC - ^	821,409
		1,267,455
Diversified Financials: 2.1%
6,301	Berkshire Hathaway, Inc. - Class B * ^	906,777
11,148	Moody's Corp.	1,018,147
1,980	Texas Pacific Land Trust ^	228,789
22,295	Zenkoku Hosho Co. Ltd. ^	717,662
		2,871,375
Energy: 5.4%
133,504	Aegean Marine Petroleum Network, Inc. ^	1,841,020
88,368	Ardmore Shipping Corp.	1,000,326
41,880	Bankers Petroleum Ltd. * ^	96,238
68,081	Era Group, Inc. *	1,533,184
13,770	Golar LNG Partners LP	373,718
5,866	Gulfport Energy Corp. * ^	225,782
229,844	Mitcham Industries, Inc. * ^	1,289,425
22,750	Parex Resources, Inc. * ^	123,176
594,827	Xtreme Drilling & Coil Services Corp. * ^	772,381
		7,255,250
Food, Beverage & Tobacco: 1.5%
34,290	Bakkafrost P/F ^	714,569
33,910	Boulder Brands, Inc. * ^	340,117
26,010	Inventure Foods, Inc. * ^	264,522
48,400	Marine Harvest ASA	635,861
		1,955,069
Health Care Equipment & Services: 6.0%
7,548	AAC Holdings, Inc. * ^	192,625
5,572	ABIOMED, Inc. * ^	288,295
18,753	AtriCure, Inc. * ^	372,060

73,046	BioTelemetry, Inc. * ^	$721,694
1,513	Edwards Lifesciences Corp. * ^	189,655
27,695	Ensign Group, Inc. ^	1,149,343
36,801	Healthways, Inc. * ^	758,837
31,214	Invacare Corp.	457,285
74,766	Iridex Corp. * ^	676,632
79,045	Masimo Corp. * ^	2,017,228
18,926	NxStage Medical, Inc. * ^	338,586
61,885	OraSure Technologies, Inc. * ^	568,723
5,504	Spectranetics Corp. * ^	180,036
3,331	Vascular Solutions, Inc. * ^	90,803
		8,001,802
Household & Personal Products: 0.3%
47,362	MusclePharm Corp. * ^	385,527

Materials: 1.0%
2,635	Martin Marietta Materials, Inc. ^	283,895
41,691	U.S. Concrete, Inc. * ^	1,056,450
		1,340,345
Media: 7.3%
7,852	Liberty Broadband Corp. - Class C * ^	348,629
79,382	Liberty Global PLC - Class C * ^	3,619,025
32,146	Liberty Media Corp. - Class C * ^	1,096,822
131,092	Media General, Inc. * ^	1,874,616
23,006	Nexstar Broadcasting Group, Inc. - Class A ^	1,147,884
29,266	Reading International, Inc. - Class A * ^	353,826
247,024	Sirius XM Holdings, Inc. *	876,935
14,046	Starz - Class A *	414,638
		9,732,375
Mining: 0.2%
13,561	Badger Daylighting Ltd. ^	241,189

Pharmaceuticals, Biotechnology & Life Sciences: 8.0%
7,788	Alexion Pharmaceuticals, Inc. * ^	1,427,073
17,439	Auspex Pharmaceuticals, Inc. * ^	1,071,626
6,912	Bluebird Bio, Inc. * ^	642,194
55,169	Cancer Genetics, Inc. * ^	418,733
22,856	Enanta Pharmaceuticals, Inc. * ^	992,865
8,800	Medivation, Inc. * ^	957,616
44,204	MiMedx Group, Inc. * ^	360,484
10,222	Myriad Genetics, Inc. * ^	382,507
33,365	Nippon Shinyaku Co. Ltd. ^	1,109,515
32,200	Repligen Corp. *	782,138
15,692	Taro Pharmaceutical Industries Ltd. * ^	2,612,718
		10,757,469
Retailing: 0.7%
6,802	Ryohin Keikaku Co. Ltd. ^	757,065
3,153	TripAdvisor, Inc. * ^	211,282
		968,347

Semiconductors & Semiconductor Equipment: 6.5%
39,641	Brooks Automation, Inc. ^	$511,765
39,806	Exar Corp. * ^	359,050
102,567	Ferrotec Corp. ^	520,565
46,709	FormFactor, Inc. * ^	352,653
72,585	Integrated Device Technology, Inc. * ^	1,327,580
32,140	LMS Co. Ltd.	552,516
21,969	Micrel, Inc. ^	309,104
10,416	Microchip Technology, Inc. ^	469,762
54,959	Pixelworks, Inc. * ^	287,436
8,491	Qorvo, Inc. *	627,230
55,376	Silicon Motion Technology Corp. - ADR ^	1,542,775
4,578	Skyworks Solutions, Inc. ^	380,203
17,319	SunEdison, Inc. * ^	324,385
163,803	Vitesse Semiconductor Corp. * ^	614,261
60,255	Xcerra Corp. * ^	462,758
		8,642,043
Software & Services: 14.3%
32,605	Actua Corp. * ^	524,941
1,634	Alliance Data Systems Corp. * ^	471,948
116,653	Allot Communications Ltd. * ^	1,051,044
54,061	Callidus Software, Inc. * ^	808,212
20,590	CANCOM SE ^	885,526
64,515	Constant Contact, Inc. * ^	2,439,957
13,701	Criteo SA - ADR * ^	533,654
36,396	Ebix, Inc. ^	831,649
76,042	Glu Mobile, Inc. * ^	266,907
519,033	Information Services Group, Inc. ^	2,086,513
103,960	Lionbridge Technologies, Inc. * ^	517,721
8,454	LogMeIn, Inc. * ^	401,988
12,742	MasterCard, Inc. - Class A ^	1,045,226
47,394	Perficient, Inc. * ^	853,092
10,528	Proofpoint, Inc. * ^	526,400
14,931	PROS Holdings, Inc. * ^	362,674
52,663	Rubicon Project, Inc. * ^	775,726
235,214	Saba Software, Inc. * ^	2,267,463
17,810	SMS Co. Ltd.	161,826
10,254	SPS Commerce, Inc. * ^	608,062
74,265	TiVo, Inc. * ^	776,812
3,612	Visa, Inc. - Class A ^	920,735
		19,118,076
Technology Hardware & Equipment: 6.9%
22,617	Apple, Inc. ^	2,649,808
33,739	Avid Technology, Inc. * ^	437,257
40,522	CalAmp Corp. * ^	725,749
290,556	Extreme Networks, Inc. * ^	854,235
28,410	Newport Corp. * ^	526,153
108,159	Numerex Corp. - Class A * ^	1,133,506
28,306	OSI Systems, Inc. * ^	1,980,854
28,200	Procera Networks, Inc. *	247,596
98,647	ShoreTel, Inc. * ^	698,421
		9,253,579

Telecommunication Services: 0.7%
110,671	inContact, Inc. * ^	$948,450
181,559	Monitise PLC *	34,678
		983,128
Transportation: 1.5%
5,046	AMERCO * ^	1,443,711
17,030	Japan Airlines Co. Ltd.	581,540
		2,025,251
TOTAL COMMON STOCKS
(Cost $84,544,051)		$89,177,330

RIGHTS: 0.0%
7,442	Furiex Pharmaceuticals, Inc. Contingent Valued Right * (1)	$72,708
TOTAL RIGHTS
(Cost $0)		$72,708

SHORT-TERM INVESTMENTS: 32.8%
Money Market Funds: 32.8%
43,841,108	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% **	$43,841,108
22,656	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01% **	22,656
TOTAL SHORT-TERM INVESTMENTS
(Cost $43,863,764)		$43,863,764

TOTAL INVESTMENTS IN SECURITIES: 99.4%
(Cost $128,407,815)		$133,113,802
Other Assets in Excess of Liabilities: 0.6%		791,190
TOTAL NET ASSETS: 100.0%		$133,904,992

Percentages are stated as a percent of net assets.
*		Non-income producing security.
**		The rate quoted is the annualized seven-day effective yield as of January 31, 2015.
^		All or a portion of the shares have been committed as collateral for securities sold short.
	(1)	Level 3 security. See Summary of Fair Value Exposure for more information.
ADR		American Depositary Receipt
PLC		Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Balter Long/Short Equity Fund

SCHEDULE OF SECURITIES SOLD SHORT*
AT JANUARY 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 25.6%
Automobiles & Components: 1.3%
16,940	Dorman Products, Inc.	$774,666
13,962	Motorcar Parts of America, Inc.	364,688
2,960	Tesla Motors, Inc.	602,656
		1,742,010
Banks: 1.0%
14,320	Canadian Western Bank	290,412
8,118	Cullen/Frost Bankers, Inc.	505,752
9,615	Home Capital Group, Inc.	317,801
16,000	Standard Chartered PLC	213,929
		1,327,894
Capital Goods: 3.7%
20,414	Advanced Drainage Systems, Inc.	507,696
4,430	American Railcar Industries, Inc.	222,386
11,305	AMTEK, Inc.	541,509
23,075	Dynamic Materials Corp.	326,742
2,072	Esterline Technologies Corp.	232,250
4,030	GEA Group AG	183,271
4,144	Generac Holdings, Inc.	181,259
23,530	Kubota Corp.	353,361
19,735	NOW, Inc.	492,388
5,551	Orbital Sciences Corp.	155,928
4,480	OSRAM Licht AG	206,950
10,670	TAL International Group, Inc.	433,736
31,851	Titan International, Inc.	284,748
1,554	TransDigm Group, Inc.	319,394
10,304	Veritiv Corp.	524,164
		4,965,782
Commercial & Professional Services: 1.3%
6,851	Nielsen NV	298,429
2,372	Stericycle, Inc.	311,420
8,800	VSE Corp.	636,856
7,919	WageWorks, Inc.	435,862
		1,682,567
Consumer Durables & Apparel: 0.4%
6,332	Installed Building Products, Inc.	113,026
479	Polaris Industries, Inc.	69,258
3,014	PVH Corp.	332,324
		514,608
Consumer Services: 3.3%
48,931	2U, Inc.	870,483
1,270	Buffalo Wild Wings, Inc.	226,466
12,612	Habit Restaurants, Inc. - Class A	416,196
15,133	La Quinta Holdings, Inc.	307,654

23,592	McDonald's Corp.	$2,180,844
26,689	Peak Resorts, Inc.	200,701
9,357	Pinnacle Entertainment, Inc.	197,901
		4,400,245
Energy: 1.9%
4,520	Bristow Group, Inc.	251,809
83,615	CanElson Drilling, Inc.	212,541
3,430	CARBO Ceramics, Inc.	112,435
8,854	Gulfport Energy Corp.	340,791
5,480	Hornbeck Offshore Services, Inc.	121,656
21,536	Mullen Group Ltd.	345,573
4,400	Oceaneering International, Inc.	230,384
99,278	Pulse Seismic, Inc.	237,511
7,867	SEACOR Holdings, Inc.	566,031
7,720	U.S. Silica Holdings, Inc.	194,544
		2,613,275
Food & Staples Retailing: 0.7%
12,456	Fairway Group Holdings Corp.	56,799
15,040	METRO AG	464,137
15,130	Woolworths Ltd.	374,328
		895,264
Food, Beverage & Tobacco: 0.6%
29,689	Freshpet, Inc.	453,945
4,340	Remy Cointreau SA	321,665
		775,610
Health Care Equipment & Services: 1.7%
1,872	Acadia Healthcare Co., Inc.	108,108
2,255	Athenahealth, Inc.	315,046
13,429	Bio-Reference Laboratories, Inc.	450,274
3,633	Chemed Corp.	367,442
16,690	GN Store Nord A/S	375,122
9,038	HealthStream, Inc.	255,414
6,890	IPC Healthcare, Inc.	278,080
10,115	Meridian Bioscience, Inc.	174,989
		2,324,475
Household & Personal Products: 0.4%
31,590	Avon Products, Inc.	244,507
6,995	Nu Skin Enterprises, Inc. - Class A	286,655
		531,162
Materials: 0.3%
13,200	Flotek Industries, Inc.	213,444
7,175	Olin Corp.	179,877
		393,321
Pharmaceuticals, Biotechnology & Life Sciences: 1.0%
4,200	Endo International PLC	334,362
627	Galenica AG	505,656
9,626	Orexo AB	162,582
2,258	Synageva BioPharma Corp.	260,167
4,610	Tekmira Pharmaceuticals Corp.	118,062
		1,380,829
Real Estate: 0.2%
1,844	Jones Lang LaSalle, Inc.	271,215

Retailing: 2.3%
50,162	Big 5 Sporting Goods Corp.	$597,429
6,938	The Gap, Inc.	285,776
37,624	Gordmans Stores, Inc.	139,209
3,159	Group 1 Automotive, Inc.	253,952
9,692	Men's Wearhouse, Inc.	450,387
9,984	Monro Muffler Brake, Inc.	570,486
41,515	Tuesday Morning Corp.	734,816
		3,032,055
Semiconductors & Semiconductor Equipment: 1.2%
955	ASML Holding NV - NYRS	99,263
9,095	Canadian Solar, Inc.	185,447
16,994	Fairchild Semiconductor International, Inc.	260,858
55,545	JA Solar Holdings Co. Ltd. - ADR	444,360
5,147	Monolithic Power Systems, Inc.	244,431
15,535	SunPower Corp.	374,704
		1,609,063
Software & Services: 3.5%
3,885	Akamai Technologies, Inc.	225,932
14,488	Cardtronics, Inc.	486,942
1,812	Demandware, Inc.	97,051
14,972	Dena Co. Ltd.	198,003
2,108	FactSet Research Systems, Inc.	302,688
3,600	Gemalto NV	262,059
9,720	Heartland Payment Systems, Inc.	483,764
3,030	International Business Machines Corp.	464,529
5,737	ManTech International Corp. - Class A	186,625
18,807	NeuStar, Inc. - Class A	494,436
9,222	Qlik Technologies, Inc.	261,905
5,724	Qualys, Inc.	217,626
3,952	Rackspace Hosting, Inc.	177,682
8,563	Symantec Corp.	212,106
5,179	Teradata Corp.	230,776
1,554	Trulia, Inc.	66,325
1,893	Ultimate Software Group, Inc.	280,183
		4,648,632
Technology Hardware & Equipment: 0.8%
4,771	Sierra Wireless, Inc.	172,281
28,666	Trimble Navigation Ltd	683,398
1,554	Western Digital Corp.	151,095
		1,006,774
Telecommunication Services: 0.0%
3,730	Straight Path Communications, Inc. - Class B	71,541

Transportation: 0.0%
1,062	Covenant Transportation Group, Inc. - Class A	30,054
TOTAL COMMON STOCKS
(Proceeds $36,038,772)		$34,216,376

EXCHANGE TRADED FUNDS: 4.1%
890	Direxion Daily Junior Gold Miners Index Bear 3X Shares	$7,378
4,020	Direxion Daily Semiconductors Bear 3X Shares	60,943
22,533	iShares MSCI Australia ETF	493,923
4,920	iShares MSCI South Korea Capped ETF	273,896
10,292	iShares MSCI Turkey ETF	549,387
14,608	iShares Russell 2000 ETF	1,690,146
11,927	iShares Russell 2000 Growth ETF	1,659,046
11,066	Market Vectors Semiconductor ETF	583,068
2,130	ProShares Ultra VIX Short-Term Futures ETF	68,927
2,800	ProShares UltraPro Short Russell 2000	93,391
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $5,563,104)		$5,480,105

EXCHANGE TRADED NOTES: 0.2%
2,513	iPATH S&P 500 VIX Short-Term Futures ETN	$92,629
12,680	VelocityShares 3X Inverse Natural Gas ETN	103,342
16,900	VelocityShares Daily 2X VIX Short-Term ETN	59,826
TOTAL EXCHANGE TRADED NOTES
(Proceeds $208,729)		$255,797

Total Securities Sold Short (Proceeds $41,810,605)		$39,952,278

Percentages are stated as a percent of net assets.
*	All securities sold short are non-income producing.
ADR	American Depositary Receipt
ETF	Exchange Traded Funds
ETN	Exchange Traded Note
NYRS	New York Registry Shares
PLC	Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Balter Long/Short Equity Fund

SCHEDULE OF OPTIONS WRITTEN
AT JANUARY 31, 2015 (Unaudited)

Contracts (100 shares per contract)		Value
PUT OPTIONS WRITTEN : 0.0%
16	McDonald's Corp., Expiration 02/06/2015, Strike Price $91.50	$656
38	Royal Caribbean Cruises Ltd., Expiration 02/20/2015, Strike Price $72.50	4,408
TOTAL PUT OPTIONS WRITTEN
(Proceeds $4,937)		$5,064

SCHEDULE OF SWAP CONTRACTS
AT JANUARY 31, 2015 (Unaudited)
						Unrealized
				Interest Rate		Appreciation/
Counterparty	Security	Contracts	Notional Amount	Received/(Paid)	Termination Date	(Depreciation)
LONG TOTAL RETURN SWAP CONTRACTS
Goldman Sachs International	Eclat Textile Company Ltd.	63,080	$655,551	0.821%	5/8/2024 - 10/15/2024	$13,829
Goldman Sachs International	Hermes Microvision, Inc.	11,000	527,076	0.821%	5/8/2024 - 10/15/2024	59,308
Goldman Sachs International	Indivior PLC	222,600	583,390	1.104%	1/23/2025	29,380
Goldman Sachs International	King Slide Works Co. Ltd.	64,000	934,203	0.821%	5/9/2024 - 10/16/2024	36,946
Goldman Sachs International	PCHome Online, Inc.	17,000	191,505	0.821%	12/26/2024	3,881
Goldman Sachs International	Taiwan Paiho Ltd.	344,000	584,004	0.650% - 0.821%	1/15/2025 - 2/5/2025	67,036
			$3,475,729			$210,380

SHORT TOTAL RETURN SWAP CONTRACTS
Goldman Sachs International	Circassia Pharma Ltd.	39,407	$151,355	(0.545)%	12/11/2024 - 12/18/2024	$22,738
Goldman Sachs International	Geely Automobile Holdings Ltd.	553,700	227,842	(0.546)%	12/23/2024	(52,779)
Goldman Sachs International	Tesco PLC	137,700	466,142	(0.870)%	11/14/2024 - 11/21/2024	(48,929)
Goldman Sachs International	Weir Group PLC	22,020	557,200	(0.870)% - (0.884)%	1/29/2025 - 1/31/2025	(3,638)
			$1,402,539			$(82,608)

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows+:

Cost of investments	$129,776,448
Gross unrealized appreciation	8,386,813
Gross unrealized depreciation	(5,049,459)
Net unrealized appreciation	$3,337,354

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at January 31, 2015 (Unaudited)
The Balter Long/Short Equity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2015. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$89,177,330	$-	$-	$89,177,330
Rights	-	-	72,708	72,708
Short-Term Investments	43,863,764	-	-	43,863,764
Total Investments	$133,041,094	$-	$72,708	$133,113,802

Securities Sold Short at Fair Value
Common Stocks	$34,216,376	$-	$-	$34,216,376
Exchange Traded Funds	5,480,105	-	-	5,480,105
Exchange Traded Notes	255,797	-	-	255,797
Total Securities Sold Short	$39,952,278	$-	$-	$39,952,278

Written Options at Fair Value
Written Put Options	$-	$5,064	$-	$5,064
Total Written Options	$-	$5,064	$-	$5,064

Swap Contracts at Fair Value
Long Total Return Swap Contracts	$-	$210,380	$-	$210,380
Short Total Return Swap Contracts	-	(82,608)	-	(82,608)
Total Swap Contracts	$-	$127,772	$-	$127,772

The Fund did not have transfers into or out of Level 1 or Level 2 during the period. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of October 31, 2014	$72,708
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfer in and/or out of Level 3	-
Balance as of January 31, 2015	$72,708

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at January 31, 2015:	$-

The security (above) is classified as a Level 3 security due to a lack of market activity. The security was acquired due to a corporate action consisting of a cash tender and a spinoff of a contingent value right. The Level 3 right is valued at the last traded price of $104.77 less the cash tender received of $95.00 ($9.77).

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses derivatives, how they are accounted for, and how they affect an entity's results of operations and financial position.

The Fund may invest in derivatives including futures, options, swaps and forward foreign currency contracts. These instruments may be used to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund.

The following table presents the fair value of derivative instruments, held long or sold short by Balter Long/Short Equity Fund, at January 31, 2015.

Schedule of Derivative Instruments at January 31, 2015 (Unaudited)
					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain/(Loss) on Open
Equity Instruments	Assets	Liabilities	Assets	Liabilities	Positions
Rights	$72,708	$-	$-	$-	$72,708
Written Options	-	-	-	5,064	(127)
Total Return Swap Contracts	210,380	-	-	82,608	127,772

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

Balter Long/Short Equity Fund
January 31, 2015

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*        /s/ Elaine E. Richards
Elaine E. Richards, President

Date            3/19/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Elaine E. Richards
Elaine E. Richards, President

Date            3/19/2015

By (Signature and Title)          /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date            3/20/2015

Balter Long/Short Equity Fund
January 31, 2015